Investments - Summary of Forth the Group's Investments (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Equity Method Investments and Joint Ventures [Abstract]
Impairment loss on available-for-sale debt investments	¥ (13,453,000)	$ (1,924)	¥ 0	¥ 0